Exhibit 99.1

Deloitte Touche Tohmatsu
ABN 74 490 121 060

Grosvenor Place
225 George Street
Sydney NSW 2000
PO Box N250 Grosvenor Place
Sydney NSW 1220 Australia

DX: 10307SSE
Tel: +61 (0) 2 9322 7000
Fax: +61 (0) 93225136
www.deloitte.com.au

The Directors

Pepper Group Limited

Level 9

146 Arthur Street

North Sydney 2060 NSW

(the “Issuer”)

22 September 2016

Dear Directors,

Report of Factual Findings: Pepper Residential Securities Trust No.17

We have performed the procedures agreed with Pepper Group Limited (the “Issuer” and “you”), to report factual findings for the purpose of assisting you and nabSecurities LLC, National Australia Bank Limited, Citigroup Global Markets Australia Pty Limited, Westpac Banking Group and Commonwealth Bank of Australia (together, the “Underwriters”) in assessing, in combination with other information obtained by you and the Underwriters (together the “Specified Parties”) the proposed securitisation transaction of a pool of residential mortgage loans and your evaluation of the Loan File Data Information (the “Purpose”) in respect of the proposed Pepper Residential Securities No.17 Trust (the “Transaction”). The procedures performed are detailed in the terms of the engagement dated 19 September 2016 (“the Engagement Letter”) and set forth in the attached schedules with respect to the Transaction. Terms in this report have the same definition as in the Engagement Letter.

Issuer Responsibility for the Procedures Agreed

The Issuer is responsible for the adequacy or otherwise of the procedures agreed to be performed by us. You are responsible for determining whether the factual findings provided by us, in combination with any other information obtained, provide a reasonable basis for any conclusions which you wish to draw on the subject matter.

Our Responsibility

Our responsibility is to report factual findings obtained from conducting the procedures agreed. We conducted the engagement in accordance with Standard on Related Services ASRS 4400 Agreed-Upon Procedures Engagements to Report Factual Findings (“ASRS 4400”). An agreed-upon procedures engagement is not an assurance engagement.

We have complied with ethical requirements equivalent to those applicable to Other Assurance Engagements, including independence.

The agreed-upon procedures do not constitute either a reasonable assurance (audit) or limited assurance (review) engagement in accordance with the Auditing and Assurance Standards Board (AUASB) standards, and as such, we do not express any conclusion and provide no assurance on the Transaction. Had we performed additional procedures or had we performed a reasonable or limited assurance engagement in accordance with AUASB standards, other matters might have come to our attention that would have been reported to you and the Underwriters.

Deloitte refers to one or more of Deloitte Touche Tohmatsu Limited, a UK private company limited by guarantee, and its network of member firms, each of which is a legally separate and independent entity. Please see www.deloitte.com/au/about for a detailed description of the legal structure of Deloitte Touche Tohmatsu Limited and its member firms.

Liability limited by a scheme approved under Professional Standards Legislation.

Member of Deloitte Touche Tohmatsu Limited

© 2016 Deloitte Touche Tohmatsu

Factual Findings

The procedures were performed solely for the Purpose as specified above. The procedures performed and the factual findings obtained are set out in Appendix 1 of this Report.

Restriction on Distribution and Use of the Report

Except as outlined in the Engagement Letter, this report is intended solely for the use of the Issuer and the Underwriters for the purpose set out above. As the intended user of our report, it is for you to assess both the procedures and our factual findings to determine whether they provide, in combination with any other information obtained, a reasonable basis for any conclusions which you wish to draw on the subject matter. As required by ASRS 4400, distribution of this report is restricted to those parties that have agreed the procedures to be performed with us and have been identified in the terms of the engagement (since others, unaware of the reasons for the procedures, may misinterpret the results). This report is disclosed to the Underwriters upon execution of the Underwriter Agreement with us as separately agreed between us and the Underwriters.

Access to our report will be restricted to the Issuer and the Underwriters, and all other parties will be excluded from using the Report, unless you are required to furnish or post our Report in connection with Rules 15Ga-2 and 17g-10 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Accordingly, we expressly disclaim and do not accept any responsibility or liability to any other parties for any consequences of use of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

We understand that you may be asked by the Reserve Bank of Australia (“RBA”) to provide details of any external due diligence performed on the pool to indicate that such details have been verified and are correct. The wording that we consent to you using in your response to such a request, and to which you hereby agree to use, is as follows:

“Pepper Group Limited engaged an independent third party to perform certain agreed-upon procedures under the Australian Auditing Standard on Related Services ASRS 4400 Agreed- Upon Procedures Engagement to Report Factual Findings (“AUPs”). The procedures included comparing certain information on the loan documentation to the information in the loan data file and the information in the loan system. Pepper Group Limited received and reviewed the report of factual findings in relation to the AUPs as part of our overall evaluation of the accuracy of stated details regarding the loans in the pool.”

Please contact us if you wish to propose any changes to this wording.

Except to the extent provided in any reliance letter, we note that clause 9 of our Standard Terms governs the use and non-disclosure of our Work.

Yours Faithfully

DELOITTE TOUCHE TOHMATSU

Heather Baister

Partner

Chartered Accountants

Sydney, 22 September 2016

Appendix 1 of Agreed Upon Procedures Report – Factual Findings

The procedures we performed were divided into four parts, A-D.

For Procedures A-D, we agreed to perform certain procedures in respect of a sample of the loans selected from an electronic data file provided by you (the Pool) being the cut dated 31 August 2016 provided by you on 5 August 2016.

The procedures were performed using originals, scanned versions, photocopies or facsimiles of the relevant documents. We did not verify the authenticity, accuracy or completeness of these documents or files.

At your request, the sample size was determined using the binomial probability distribution based on the following parameters that you have provided to us: To provide 95% confidence for each attribute tested that the upper error limit in the population does not exceed 5% with 3 planned errors the selected sample is 153 loans.

A list of the loans selected is included in Appendix 2. All loan IDs are masked IDs.

PART A – Pool Procedures

We selected 153 loans from the Pool received from the Issuer (the Sample). Parts A-D were performed on each loan in the sample.

For each loan file in the sample we agreed the following electronic data fields in the Pool to the source documentation described below.

Field per Pool	Source Document *	Factual Findings

1. Original Balance	Loan Agreement or Solicitors Certificate if fees are capitalised into the loan balance	No exceptions noted

2. Term	Loan Agreement	No exceptions noted

3. Maturity Date	Loan Agreement Variances in maturity date between the Pool and the Loan Agreement of up to 5 business days will not be reported as an exception.	No exceptions noted

4. Valuation (for each	Valuation Report	One exception noted:
Security Property)			Pool	Valuation
			Data	Report
		Sample Asset	$AUD	$AUD

		DL-6- 24270909006827.1	370,000	375,000

We also note that should the LVR in procedure B.4 be calculated using the valuation report amount above, the LVR would be 83.45% compared to the Pool stated LVR of 84.57%.
5. Security Type	Valuation Report	No exceptions noted
• House
• Unit
• Townhouse/Villa
• Duplex

6. Security Property Postcode	Valuation Report	No exceptions noted

7. State	Valuation Report	One exception noted
			Pool	Valuation
		Sample Asset	Data	Report
		DL-6- 24272271733695.1	ACT	NSW
8. Settlement Date	Solicitor’s Certificate Variances in settlement date between the Pool and the Solicitor’s Certificate of up to 5 business days will not be reported as an exception.	No exceptions noted

9. Product Type	Loan Application	No exceptions noted
• Full doc
• Lo-Doc

10. Borrower Employment Status	Loan Application. If the Borrower Employment Status does not agree to the Loan Application, and there are two borrowers securing the loan, check the Borrower Employment Status to the Co- applicant Loan Application.	No exceptions noted

11. Occupancy Type	Loan Application	No exceptions noted

12. Interest Only Period Length	Loan Application	No exceptions noted

13. Regulated by UCCC / NCC	Loan Application	No exceptions noted

*Loan Agreement includes any letters of variation or conversion notices noted in the file

PART B – Eligibility Criteria Procedures

For each loan in the sample we performed the following procedures:

Procedure	Factual Findings

B.1 Check that a Certificate of Title is retained on the security packet or available electronically. If no Certificate of Title is available due to the loan discharging since the date of the Pool Cut, check the loan status is noted as ‘discharged’ on Jackson.	No exceptions noted

B.2 Check that for each loan, the days in arrears per the Initial Pool agrees to the arrears balances as shown on Jackson as at the date of the Pool Cut.	No exceptions noted

B.3 Check that the Current Balance per the Initial Pool agrees to the loan balance portal in Jackson at the date of the Pool Cut.	No exceptions noted

B.4 Recalculate Current LVR by dividing Current Balance by the lower of Valuation and Purchase Price (all as stated in the Pool). Compare the recalculated Current LVR with the Current LVR noted in the Pool and note any differences.	No exceptions noted

B.5 If a Loan is a self-certified product per the Pool, agree that a Declaration of Financial Status has been completed and signed by all Borrower(s) who is/are self-certifying their stated net income.	No exceptions noted

B.6 Check that the loan amount is not greater than $2,100,000.	No exceptions noted

B.7 Check that for each borrower a credit report was on file.	No exceptions noted

PART C – Valuation Procedures

For each loan in the sample we performed the following procedures:

Procedure	Factual Findings

C.1 Check that for each Loan a valuation report was on file from an approved Panel Valuer. Pepper provided a list of approved Valuers to Deloitte.	No exceptions noted

C2. Check that the valuation is not more than 3 months old (90 days) at the date of settlement of the loan.	No exceptions noted

C3. Check that the valuation is provided in a standard API format which includes the following:	No exceptions noted
• Market value ‘as is’
• Rental Value
• Replacement Insurance Value
• Evidence of 3 recent sales

PART D – Income Verification Procedures

For each sample asset with the below product codes and employment status, we have checked the income evidence noted below can be sighted on the NextGen system:

	Product	Borrower
	Code per	Employment
Procedure	Pool	Status in Pool	Required Evidence	Factual Findings

D.1	Full Doc	Full Time employed applicant

1.   2 payslips dated within 4 weeks of the application date, and

2.   One of the following:

•    A Group Certificate / PAYG payment summary

•    A Taxation Return

•    A Tax Assessment Notice

•    Employer’s Letter confirming annual salary dated within 4 weeks of application date or evidence of the last 3 months salary credits into a bank account in the applicant’s name.

One exception noted: Loan DL-6- 24294816847320.1 only one type of evidence (payslips) was sighted on NextGen

D.2	Full Doc	Self-employed applicant	1. Tax returns and tax assessment notices for 2 years, or 2. Financial statements for 2 years	No exceptions noted

D.3	Alt Doc	Self-employed applicant

1.   Declaration of financial position, and

2.   One of the following:

•    Business activity statements for the last 6 months prior to the application date, or

•    Business bank statements for the last 6 months prior to the application date, or

•    Pepper accountants letter dated within 4 weeks of the application date.

No exceptions noted

D.4	Low Doc	Any	Applicant’s declaration of income	No exceptions noted

Where an application has the following types of income noted on NextGen we have checked that the below income evidence can be sighted on NextGen.

Income type
noted in
Procedure	NextGen	Required Evidence	Factual Findings

D.5	Rental-based income

•    Rental opinion from a real estate agent in the form of a letter for new purchases dated within 6 weeks of the application date, or

•    Rental statement from the managing agent for properties already tenanted dated within 6 weeks of the application date, or

•    Copy of current lease or tenancy agreement for properties already tenanted with bank statements confirming rental deposits for private agreements, or

•    A taxation return showing declared income, or

•    Rental opinion from a Pepper approved Panel Valuer in the form of a valuation addressed to Pepper Finance Corporation Ltd

No exceptions noted

D.6	Court Order mandating that the applicant receive maintenance payments

•    Proof of receipt of maintenance for a continuous period of at least 3 months by way of bank statements or a child support agency statement, or

•    Child Support Agency letter to confirm the maintenance agreement dated within 6 weeks of application date.

No exceptions noted

D.7	Superannuation Pension or Annuity	Checked that copies of statements from the source of pension or annuity and are dated within 6 weeks of application date.	No exceptions noted

D.8	Centrelink Pension	Checked that the evidence of a letter from Centrelink verifying pension details	No exceptions noted

Appendix 2: List of Sampled Loans

#	Masked Loan ID	#	Masked Loan ID	#	Masked Loan ID

1	DL-6-	52	DL-6-	103	DL-6-
	24203175469457.2		24292752716917.1		24287381969849.1
2	DL-6-	53	DL-6-	104	DL-6-
	24247161487142.1		24310690611322.2		24280608415711.1
3	DL-6-	54	DL-6-	105	DL-6-
	24276460114804.1		24255197567643.1		24281389979650.1
4	DL-6-	55	DL-6-	106	DL-6-
	24301430080650.1		24240630418226.2		24272993177331.1
5	DL-6-	56	DL-6-	107	DL-6-
	24263915011578.1		24267822831273.1		24251349868251.1
6	DL-6-	57	DL-6-	108	DL-6-
	24283353909548.1		24279305809146.1		24282171543589.1
7	DL-6-	58	DL-6-	109	DL-6-
	24260688555317.1		24315197630037.1		24260848876125.1
8	DL-6-	59	DL-6-	110	DL-6-
	24275860915784.2		24298003223379.1		24286239684092.1
9	DL-6-	60	DL-6-	111	DL-6-
	24293013238230.1		24204816753729.1		24296820857420.1
10	DL-6-	61	DL-6-	112	DL-6-
	24201951019286.1		24294997208229.1		24275498189956.1
11	DL-6-	62	DL-6-	113	DL-6-
	24238468091328.3		24309125479434.1		24297662541662.1
12	DL-6-	63	DL-6-	114	DL-6-
	24245217597345.1		24296600416309.1		24304195614588.1
13	DL-6-	64	DL-6-	115	DL-6-
	24220169475105.2		24309726682464.1		24251730630170.1
14	DL-6-	65	DL-6-	116	DL-6-
	24282091383185.1		24299406030449.1		24299586391358.1
15	DL-6-	66	DL-6-	117	DL-6-
	24242532223811.1		24293333879846.1		24297081378733.1
16	DL-6-	67	DL-6-	118	DL-6-
	24253413998654.1		24313776786876.2		24305738702365.1
17	DL-6-	68	DL-6-	119	DL-6-
	24237141436642.1		24240848855327.1		24259866911176.1
18	DL-6-	69	DL-6-	120	DL-6-
	24301129479135.1		24272892976826.1		24310267765191.1
19	DL-6-	70	DL-6-	121	DL-6-
	24288223654091.1		24303013248629.1		24258644465015.1
20	DL-6-	71	DL-6-	122	DL-6-
	24257562299561.1		24264195572992.1		24288604416010.1
21	DL-6-	72	DL-6-	123	DL-6-
	24282892987225.1		24283033267932.1		24227141426243.1
22	DL-6-	73	DL-6-	124	DL-6-
	24313874983371.1		24236179511794.1		24283173548639.1
23	DL-6-	74	DL-6-	125	DL-6-
	24272472134705.1		24235039230047.2		24276480154905.1
24	DL-6-	75	DL-6-	126	DL-6-
	24251309788049.1		24280850900933.2		24250510188019.2
25	DL-6-	76	DL-6-	127	DL-6-
	24281209618741.1		24275237668643.1		24305237699840.1
26	DL-6-	77	DL-6-	128	DL-6-
	24180768632529.1		24294816847320.1		24270909006827.1
27	DL-6-	78	DL-6-	129	DL-6-
	24260327833499.1		24087922844596.1		24264716615618.1
28	DL-6-	79	DL-6-	130	DL-6-
	24313895023472.1		24284716636416.1		24262416012023.3
29	DL-6-	80	DL-6-	131	DL-6-
	24275277748845.1		24282191583690.1		24243814790275.1

30	DL-6-	81	DL-1-	132	DL-6-
	24250309787009.2		333286919731.0		24270187563191.1
31	DL-6-	82	DL-6-	133	DL-6-
	24261890961377.1		24289045298232.1		24291872956483.2
32	DL-6-	83	DL-6-	134	DL-6-
	24286420045001.1		24272271733695.1		24260309797408.2
33	DL-6-	84	DL-6-	135	DL-6-
	24284476155204.1		24285919042476.1		24262973126831.1
34	DL-6-	85	DL-6-	136	DL-6-
	24296560336107.1		24203393906558.1		24235540232572.2
35	DL-6-	86	DL-6-	137	DL-6-
	24271069327635.1		24287402009950.1		24305899023173.1
36	DL-6-	87	DL-6-	138	DL-6-
	24277041277733.1		24255397968653.1		24278804806621.1
37	DL-6-	88	DL-6-	139	DL-6-
	24272071332685.1		24246480123708.1		24248764695222.1
38	DL-6-	89	DL-6-	140	DL-6-
	24301991203478.1		24299788796378.2		24250267702797.1
39	DL-6-	90	DL-6-	141	DL-6-
	24314816868118.1		24301450120751.1		24304255734891.1
40	DL-6-	91	DL-6-	142	DL-6-
	24307081389132.1		24267662510465.1		24294355924997.1
41	DL-6-	92	DL-6-	143	DL-6-
	24296680576713.1		24295357930047.1		24305317860244.1
42	DL-6-	93	DL-6-	144	DL-6-
	24298343905096.1		24275317829047.1		24313614462058.1
43	DL-6-	94	DL-6-	145	DL-6-
	24269766721070.1		24314876988421.1		24296780777218.1
44	DL-6-	95	DL-6-	146	DL-6-
	24296279774693.1		24313674582361.1		24187722547576.1
45	DL-6-	96	DL-6-	147	DL-6-
	24205678478072.1		24307622471859.1		24280267733994.1
46	DL-6-	97	DL-6-	148	DL-6-
	24303874972972.1		24287221649041.1		24254195562593.1
47	DL-6-	98	DL-6-	149	DL-6-
	24287622451061.1		24254997166633.1		24272872936725.1
48	DL-6-	99	DL-6-	150	DL-6-
	24279666530964.1		24248985136333.1		24251790750473.1
49	DL-6-	100	DL-6-	151	DL-6-
	24142431919316.1		24252291752998.1		24257622419864.1
50	DL-6-	101	DL-6-	152	DL-6-
	24263293768447.1		24180127349297.1		24218023180288.1
51	DL-6-	102	DL-1-	153	DL-6-
	24277943082278.1		321984302767.0		24244335832901.1